INCOME TAXES (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Operating Loss Carryforwards
Income tax expense (benefit) realted to net operating loss carryforwards	$ 2.7
Valuation Allowance
Increase in valuation allowance	1.6
Valuation allowance at end of period	23.5
Deferred Tax Liability Not Recognized, Undistributed Earnings of Foreign Subsidiaries
Undistributed earnings of foreign subsidiaries	269.3
Deferred tax liabilities related to repatriation of foreign earnings	43.6
Federal
Operating Loss Carryforwards
Net operating loss carryforwards	25.4
State
Operating Loss Carryforwards
Net operating loss carryforwards	10.7
Foreign
Operating Loss Carryforwards
Net operating loss carryforwards	84.9
Net operating loss carryforwards not subject to expiration	78.7
Net operating loss carryforwards subject to expiration within 20 years	$ 6.2